SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 10, 2020 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 vote shares	Dec. 31, 2020 Vote shares	Apr. 16, 2020 shares	Apr. 15, 2020 shares	Dec. 31, 2019 shares
Vimeo Inc.
Shareholders' Equity [Line Items]
Common stock authorized (in shares)					150,000,000	75,000,000
Sale of Equity Capital | Vimeo Inc.
Shareholders' Equity [Line Items]
Proceeds raised from sale of equity capital | $	$ 150,000	$ 300
Number of shares issued in sale of equity capital (in shares)	8,700,000
Price per share of stock issued in sale of equity capital (in dollars per share) | $ / shares	$ 17.33
Enterprise valuation of Vimeo | $	$ 2,750
Common Stock
Shareholders' Equity [Line Items]
Votes per each share of stock			1	1
Common stock authorized (in shares)			1,600,000,000	1,600,000,000
Common Stock | Vimeo Inc.
Shareholders' Equity [Line Items]
Votes per each share of stock			1	1
Common stock authorized (in shares)			150,000,000	150,000,000	150,000,000	75,000,000	75,000,000
Common Stock | Sale of Equity Capital, First Raise | Vimeo Inc.
Shareholders' Equity [Line Items]
Proceeds raised from sale of equity capital | $		$ 200
Number of shares issued in sale of equity capital (in shares)		6,200,000
Price per share of stock issued in sale of equity capital (in dollars per share) | $ / shares		$ 32.41
Enterprise valuation of Vimeo | $		$ 5,200
Common Stock | Sale of Equity Capital, Second Raise | Vimeo Inc.
Shareholders' Equity [Line Items]
Proceeds raised from sale of equity capital | $		$ 100
Number of shares issued in sale of equity capital (in shares)		2,800,000
Price per share of stock issued in sale of equity capital (in dollars per share) | $ / shares		$ 35.35
Enterprise valuation of Vimeo | $		$ 5,700
Class B common stock
Shareholders' Equity [Line Items]
Votes per each share of stock			10	10
Common stock authorized (in shares)			400,000,000	400,000,000
Class B common stock | Vimeo Inc.
Shareholders' Equity [Line Items]
Common stock authorized (in shares)			150,000,000	150,000,000	150,000,000	75,000,000	75,000,000
IAC | Vimeo Inc.
Shareholders' Equity [Line Items]
Ownership percentage			88.00%	93.20%
IAC | Common Stock | Vimeo Inc.
Shareholders' Equity [Line Items]
Ownership percentage			81.00%	89.70%
IAC | Class B common stock | Vimeo Inc.
Shareholders' Equity [Line Items]
Ownership percentage			97.60%	97.60%